Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Apr. 05, 2024	Dec. 31, 2023	Dec. 31, 2021	Sep. 30, 2021	Jan. 15, 2021	Jul. 31, 2019	Apr. 30, 2014
Long-Term Debt
Long-term debt	$ 909,653		$ 963,005
Less: current installments	258,739		101,010
Less: unamortized deferred loan issuance costs	2,080		2,050
Current portion of long-term debt	256,659		98,960
Amounts due after one year	650,914		861,995
Less: unamortized deferred loan issuance costs	2,839		4,166
Long-term debt, less current installments, and unamortized deferred loan issuance costs	648,075		857,829
$345 million loan facility
Long-Term Debt
Long-term debt	263,438		288,534
Debt instrument face amount	345,000		345,000	$ 345,000	$ 345,000
$240 million loan facility
Long-Term Debt
Long-term debt	186,792		222,264
Debt instrument face amount	240,000		240,000
$60 Million Hilda Loan Facility
Long-Term Debt
Long-term debt	56,250		60,000
Debt instrument face amount		$ 60,000
$172.5 million loan facility
Long-Term Debt
Long-term debt			10,370
Debt instrument face amount	172,500		172,500					$ 172,500
$192.1 million loan facility
Long-Term Debt
Long-term debt	144,597		153,702
Debt instrument face amount	192,100		192,100				$ 192,100
$69 million Tuva loan facility
Long-Term Debt
Long-term debt	67,744
Debt instrument face amount	69,000					$ 69,000
Revolving credit facility | NTT
Long-Term Debt
Long-term debt	1,500		25,000
Debt instrument face amount	25,000		25,000
Revolving credit facility | Shinsei
Long-Term Debt
Long-term debt	25,000		25,000
Debt instrument face amount	25,000		25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	73,653		79,070
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	$ 90,679		$ 99,065